NOTE 1: NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Note 1 Nature Of Operations And Going Concern
Working capital deficiency	$ (4,185,359)	$ (3,070,900)
Retained earnings	$ (13,012,319)	$ (9,369,941)